Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 41.      Subsequent events

Loan Agreements with UBS SA

On January 19, 2023, WISeKey International Holding Ltd repaid CHF 185,800 as full and final settlement of the Covid loan it had contracted with UBS SA.

Anson Facility

On January 24, 2023, WISeKey and Anson entered into the Anson Second Amendment, pursuant to which WISeKey has the right to request Anson to subscribe for eleven Anson Additional Accelerated Tranches for a total aggregate amount of up to USD 5.5 million, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The total aggregate amount of the Anson facility remains USD 22 million. The terms and conditions of the Anson Additional Accelerated Tranches issued under the Anson Second Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price which is that set under the Anson First Amendment.

After December 31, 2022, WISeKey made two subscriptions under the Anson Second Amendment for an aggregate amount of USD 1.5 million.

After December 31, 2022, Anson issued two conversion notices in an amount of USD 500,000 in exchange for the delivery of 2,599,620 WIHN Class B Shares.

L1 Facility

After December 31, 2022, L1 issued a total of five conversion notices, resulting in the aggregated conversion of USD 900,000 and the delivery of 5,700,622 WIHN Class B Shares.

Options granted under WISeKey ESOP

After December 31, 2022, a total of 268,535 options were granted under the Group’s ESOP.

Shareholders’ approval of an extraordinary dividend in kind in the form of shares in SEALSQ

On April 27, 2023, at WISeKey's Extraordinary General Meeting, WISeKey’s shareholders approved the distribution of 20% of the outstanding ordinary shares, par value USD 0.01 each, in SEALSQ Corp. (“SEALSQ”), a wholly-owned subsidiary of the Group, to be made in the form of a special dividend in kind (the “Special Dividend”) out of the WISeKey International Holding AG's capital contribution reserves booked in its statutory standalone financial statements as of December 31, 2021. The declaration and distribution of the Special Dividend shall be subject to certain conditions.